Accounts Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable and Prepaid Expenses [Abstract]
Government authorities			$ 66	$ 22
Prepaid expenses and others			3,093	1,985
Total	$ 3,977	$ 3,286	$ 3,159	$ 2,007